Accounts Receivable, Net (Details) - Schedule of accounts receivable ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Accounts Receivable Abstract
Accounts receivable	¥ 3,803	$ 551	¥ 6,699
Allowance for doubtful accounts	(1,568)	(227)	(1,145)
Balance at end of year	¥ 2,235	$ 324	¥ 5,554